Shareholders' Capital (Details) $ in Thousands		12 Months Ended
	Aug. 22, 2018 CAD ($) shares	Dec. 31, 2019 CAD ($) shares vote	Dec. 31, 2018 CAD ($) shares
Number of Common Shares (000s)
Vested and converted to common shares (in shares) | shares		4,245,000	3,343,000
Changes in equity [abstract]
Beginning balance		$ 3,055,424	$ 1,914,885
Share-based compensation		15,894	19,534
Common shares issued			1,242,095
Transfer from contributed surplus on vesting and conversion of share awards, amount		0	0
Ending balance		$ 2,947,209	$ 3,055,424
Shareholders’ capital
Issued on corporate acquisition (in shares) | shares	315,266,000
Number of Common Shares (000s)
Beginning balance (in shares) | shares		554,060,000	235,451,000
Vested and converted to common shares (in shares) | shares		4,245,000	3,343,000
Number of shares issued (in shares) | shares	315,266,000
Ending balance (in shares) | shares		558,305,000	554,060,000
Changes in equity [abstract]
Beginning balance		$ 5,701,516	$ 4,443,576
Share-based compensation			19,496
Common shares issued	$ 1,238,995		1,238,995
Issuance costs, net of tax, amount	$ (551)
Transfer from contributed surplus on vesting and conversion of share awards, amount		17,319	19,496
Ending balance		$ 5,718,835	$ 5,701,516
Preference shares
Preferred shares without nominal or par value (in shares) | shares		10,000,000.0
Issued on corporate acquisition (in shares) | shares		0
Number of Common Shares (000s)
Number of shares issued (in shares) | shares		0
Ordinary shares
Voting rights, votes per share | vote		1